Subsequent Events - Schedule of sales after period end (Details) - Subsequent Event - USD ($) $ in Millions	Mar. 09, 2020	Feb. 19, 2020	Jan. 15, 2020	Jan. 14, 2020	Jan. 08, 2020
The Woodley
Subsequent Event [Line Items]
Ownership Percentage					100.00%
Net Sales Price					$ 176.7
Realized Gain (Loss) on Sale					$ (25.2)
Beltway North Commerce Center
Subsequent Event [Line Items]
Ownership Percentage				100.00%
Net Sales Price				$ 29.8
Realized Gain (Loss) on Sale				$ 4.3
250 North 10th Street
Subsequent Event [Line Items]
Ownership Percentage			100.00%
Net Sales Price			$ 137.1
Realized Gain (Loss) on Sale			$ (37.6)
DDRTC Core Retail Fund, LLC
Subsequent Event [Line Items]
Ownership Percentage		85.00%
Net Sales Price		$ 932.8
Realized Gain (Loss) on Sale		$ (422.2)
SITE Centers Corp in DDRTC Core Retail Fund, LLC
Subsequent Event [Line Items]
Ownership Percentage		15.00%
DJM Capital in PC Borrower, LLC
Subsequent Event [Line Items]
Ownership Percentage	30.00%
PC Borrower, LLC
Subsequent Event [Line Items]
Ownership Percentage	70.00%
Net Sales Price	$ 107.7
Realized Gain (Loss) on Sale	$ (31.3)